Note 7 - Long-term Bank Loans (Details Textual)															1 Months Ended	12 Months Ended
	Oct. 23, 2023 USD ($)	Oct. 12, 2023 USD ($)	Jun. 20, 2023 USD ($)	May 01, 2023 USD ($)	Mar. 03, 2023 USD ($)	Sep. 30, 2022 USD ($)	Oct. 06, 2021 USD ($)	Sep. 30, 2021 USD ($)	Aug. 12, 2021 USD ($)	Feb. 24, 2021 USD ($)	Feb. 22, 2021 USD ($)	Jan. 29, 2021 USD ($)	Jan. 27, 2021 USD ($)	Apr. 27, 2018 USD ($)	Oct. 30, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Long-term Debt, Total																$ 104,835,000
Interest Expense, Operating and Nonoperating																6,277,704	$ 3,622,458	$ 2,040,694
Restricted Cash [Member]
Cash Deposits																$ 6,097,569	$ 3,080,863
Piraeus Bank S.A. [Member]
Debt Instrument, Number of Periodic Payments									12
Debt Instrument, Covenant, Security Cover Ratio									125.00%
Payments of Debt Issuance Costs									$ 72,000
Proceeds from Issuance of Debt									$ 8,000,000
Chailease International Financial Services [Member]
Proceeds from Issuance of Debt							$ 9,000,000
Secured Overnight Financing Rate (SOFR) [Member] | Piraeus Bank S.A. [Member]
Debt Instrument, Basis Spread on Variable Rate									2.70%
Secured Overnight Financing Rate (SOFR) [Member] | Chailease International Financial Services [Member]
Debt Instrument, Basis Spread on Variable Rate							3.50%
Debt Instrument, Redemption, Period One [Member] | Piraeus Bank S.A. [Member]
Debt Instrument, Periodic Payment, Total									$ 750,000
Debt Instrument, Redemption, Period One [Member] | Chailease International Financial Services [Member]
Debt Instrument, Periodic Payment, Total							$ 300,000
Debt Instrument, Redemption, Period Two [Member] | Piraeus Bank S.A. [Member]
Debt Instrument, Periodic Payment, Total									250,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 3,000,000
Debt Instrument, Redemption, Period Two [Member] | Chailease International Financial Services [Member]
Debt Instrument, Periodic Payment, Total							200,000
Kamsarmax One Shipping Ltd. and Ultra One Shipping Ltd. [Member]
Long-term Debt, Total													$ 22,482,000
Eirini Shipping Ltd [Member]
Long-term Debt, Total											$ 3,300,000
Refinance M/V Starlight and Acquire M/V Good Heart [Member]
Debt Instrument, Face Amount								$ 22,000,000
Debt Instrument, Covenant, Security Cover Ratio								125.00%
Payments of Debt Issuance Costs								$ 176,000
Refinance M/V Starlight and Acquire M/V Good Heart [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate								2.75%
Refinance M/V Starlight and Acquire M/V Good Heart [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Periodic Payment, Total								$ 1,100,000
Refinance M/V Starlight and Acquire M/V Good Heart [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Periodic Payment, Total								600,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								2,400,000
Refinance M/V Starlight and Acquire M/V Good Heart [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument, Periodic Payment, Total								200,000
Refinance M/V Starlight and Acquire M/V Good Heart [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument, Periodic Payment, Total								150,000
Refinance M/V Starlight and Acquire M/V Good Heart [Member] | Debt Instrument, Redemption, Period Five [Member]
Debt Instrument, Periodic Payment, Total								100,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								8,500,000
HSBC Bank PLC [Member] | Finance Construction of M/V Ekaterini [Member]
Proceeds from Issuance of Long-term Debt, Total														$ 18,400,000
Term Loan Facility Maximum Borrowing Capacity as a Percentage of Construction Cost														70.00%
Term Loan Facility Maximum Borrowing Capacity as a Percentage of Vessel Market Value Upon Delivery														70.00%
Debt Instrument, Number of Periodic Payments														20
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														$ 11,300,000
Repayments of Debt					$ 11,625,000
HSBC Bank PLC [Member] | Finance Construction of M/V Ekaterini [Member] | London Interbank Offered Rate (LIBOR) 1 [Member]
Debt Instrument, Basis Spread on Variable Rate														2.80%
HSBC Bank PLC [Member] | Finance Construction of M/V Ekaterini [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Number of Periodic Payments														8
Debt Instrument, Periodic Payment, Total														$ 400,000
HSBC Bank PLC [Member] | Finance Construction of M/V Ekaterini [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Number of Periodic Payments														12
Debt Instrument, Periodic Payment, Total														$ 325,000
Hamburg Commercial Bank AG [Member] | Term Loan [Member]
Debt Instrument, Number of Periodic Payments			16
Debt Instrument, Periodic Payment, Total			$ 240,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			10,160,000
Debt Instrument, Face Amount			$ 14,000,000
Term Loan Facility Maximum Borrowing Capacity as a Percentage of Vessel Market Value			52.50%
Debt Instrument, Covenant, Security Cover Ratio			125.00%
Payments of Debt Issuance Costs			$ 126,000
Hamburg Commercial Bank AG [Member] | Term Loan [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate			2.50%
Eurobank S.A. [Member] | Term Loan [Member]
Debt Instrument, Number of Periodic Payments	24	24
Debt Instrument, Periodic Payment, Total	$ 500,000	$ 250,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	10,000,000	4,500,000
Debt Instrument, Face Amount	$ 22,000,000	$ 10,500,000
Debt Instrument, Covenant, Security Cover Ratio	120.00%	120.00%
Payments of Debt Issuance Costs	$ 165,000	$ 78,750
Eurobank S.A. [Member] | Term Loan [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate	2.10%	2.00%
Eurobank S.A. [Member] | Refinance Indebtedness of M/V "Xenia" and M/V "Alexandros P." and for Working Capital [Member]
Proceeds from Issuance of Long-term Debt, Total												$ 12,885,000	13,815,000
Debt Instrument, Periodic Payment, Total													500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid													14,700,000
Debt Instrument, Face Amount													$ 26,700,000
Debt Instrument, Covenant, Security Cover Ratio													120.00%
Payments of Debt Issuance Costs													$ 300,000
Eurobank S.A. [Member] | Refinance Indebtedness of M/V "Xenia" and M/V "Alexandros P." and for Working Capital [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate													2.75%
Sinopac Capital International (HK) Limited [Member] | Refinance Indebtedness of M/V "Eirini" and for Working Capital [Member]
Proceeds from Issuance of Long-term Debt, Total										$ 5,000,000
Debt Instrument, Periodic Payment, Total											210,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											800,000
Debt Instrument, Face Amount											5,000,000
Payments of Debt Issuance Costs											$ 100,000
Sinopac Capital International (HK) Limited [Member] | Refinance Indebtedness of M/V "Eirini" and for Working Capital [Member] | Minimum [Member]
Debt Instrument, Asset Coverage Ratio																		120.00%
Sinopac Capital International (HK) Limited [Member] | Refinance Indebtedness of M/V "Eirini" and for Working Capital [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate											3.60%
NBG [Member]
Long-term Debt, Total								$ 8,700,000
Chailease International Financial Services [Member]
Debt Instrument, Periodic Payment, Total				$ 100,000
Repayments of Debt															$ 2,850,000
Payments of Debt Issuance Costs							$ 112,500
Debt Instrument, Periodic Payment, Principal															$ 150,000
Debt Instrument, Number of Consecutive Monthly Installments															18
Piraeus Bank S.A. [Member]
Debt Instrument, Covenant, Security Cover Ratio						125.00%
Payments of Debt Issuance Costs						$ 150,000
Proceeds from Issuance of Debt						$ 20,000,000
Debt Instrument, Number of Consecutive Quarterly Installments						20
Piraeus Bank S.A. [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate						2.25%
Piraeus Bank S.A. [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Periodic Payment, Total						$ 975,000
Piraeus Bank S.A. [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Periodic Payment, Total						525,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 7,700,000